US SECURITIES & EXCHANGE COMMISSION
WASHINGTON, DC   20549

FORM 24F-2
ANNUAL NOTICE OF SECURITIES SOLD
PURSUANT TO RULE 24F-2

1.  Name and address of issuer:
	The Hough Group of Funds

2.  Name of each series or class of funds for which this notice is filed:
	The Florida TaxFree Money Market Fund
	The Florida TaxFree ShortTerm Fund

3.  Investment Company Act File Number:
	811-7902
        Securities Act File Number:
	33-66396

4.  Last day of fiscal year for which this notice is filed:
	4/30/97

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

7.  Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:
	Number - 0		Amount - 0

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:
	Number - 0		Amount - 0

9.  Number and aggregate sale price of securities sold during the fiscal year:
	Number - 279,029,883	Amount - $307,784,306

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
	Number - 279,029,883	Amount - $307,784,306

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
        (see instruction B.7):
	Number - 4,120,859		Amount - $4,721,873



12.  Calculation of registration fee:
(i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from item 10):
				$307,784,306
(ii) Aggregate price of shares issued in connection with dividend reinvest-ment plans (from item 11, if applicable):
				+  4,721,873
(iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
				 273,442,075
(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24f-2:
				+                0


(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):
				$ 39,064,104
(vi)  Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see instruction C.6):
*1/3300
(vii)  Fee due [line (I) or line (v) multiplied by line (vi)]:
					$11,837.61

13. Check box if fees are being remitted to the Commissioner's lockbox as as described in section 3a of the Commissioner's Rules of Informal and Other Procedures (17 CFR 202.3a).
					[X]
         Date mailing or wire transfer of filing fees to the Commissioner's lockbox depository:
			June 27, 1997 (by wire)

SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
By (Signature and title)  Peter C. Jordan, Assistant Treasurer
Date June 26, 1997